EQUITY - Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Net income for the year	$ 243,887	$ 158,824
Weighted average number of common shares outstanding - basic	230,252,000	222,737,000
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	694,000	639,000
Add: Dilutive impact of employee stock options	1,515,000	2,378,000
Weighted average number of common shares outstanding - diluted	232,461,000	225,754,000
Net income per share - basic	$ 1.06	$ 0.71
Net income per share - diluted	$ 1.05	$ 0.70
Anti-dilutive employee stock options	52,000	20,000